Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000008596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 21,085	$ 21,085	$ 21,085	$ 18,959	$ 16,518	$ 19,080	$ 15,947	$ 14,288	$ 11,635	$ 12,279	$ 10,622	$ 10,018	$ 10,000
Average Annual Return, Percent	11.21%	8.09%	7.75%
C000008597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 20,568	$ 20,568	$ 20,568	18,540	16,192	18,753	15,710	14,108	11,520	12,190	10,572	9,993	10,000
Average Annual Return, Percent	10.94%	7.83%	7.48%
C000008598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 20,768	$ 20,768	$ 20,768	20,688	19,872	22,388	20,350	16,532	12,342	12,680	10,371	11,321	10,000
Average Annual Return, Percent	0.39%	4.67%	7.58%
C000008599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 20,265	$ 20,265	$ 20,265	20,225	19,484	22,008	20,051	16,330	12,216	12,589	10,322	11,298	10,000
Average Annual Return, Percent	0.19%	4.41%	7.32%
C000008612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 17,086	$ 17,086	$ 17,086	15,762	14,109	17,237	15,987	13,273	10,499	12,921	10,316	10,188	10,000
Average Annual Return, Percent	8.40%	5.18%	5.50%
C000008613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 16,664	$ 16,664	$ 16,664	15,417	13,834	16,937	15,745	13,111	10,394	12,826	10,261	10,165	10,000
Average Annual Return, Percent	8.08%	4.91%	5.24%
C000008616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 22,127	$ 22,127	$ 22,127	20,820	18,132	23,943	21,785	17,413	13,106	14,160	11,377	10,160	10,000
Average Annual Return, Percent	6.28%	4.91%	8.27%
C000008617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 21,581	$ 21,581	$ 21,581	20,353	17,770	23,525	21,460	17,196	12,979	14,053	11,318	10,134	10,000
Average Annual Return, Percent	6.03%	4.65%	8.00%
C000008618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 27,407	$ 27,407	$ 27,407	22,615	18,851	22,250	19,388	15,903	12,114	13,019	10,659	10,102	10,000
Average Annual Return, Percent	21.19%	11.50%	10.61%
C000008619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 26,734	$ 26,734	$ 26,734	22,113	18,478	21,863	19,102	15,706	11,993	12,921	10,607	10,079	10,000
Average Annual Return, Percent	20.90%	11.22%	10.33%
C000141206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IC
Account Value	$ 26,070	$ 26,070	$ 26,070	21,617	18,108	21,484	18,816	15,510	11,873	12,823	10,554	10,053	10,000
Average Annual Return, Percent	20.60%	10.95%	10.06%
C000008622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 11,927	$ 11,927	$ 11,927	11,337	10,778	10,797	10,817	10,664	10,372	10,212	10,109	10,013	10,000
Average Annual Return, Percent	5.20%	2.26%	1.78%
C000008623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 11,628	$ 11,628	$ 11,628	11,084	10,568	10,610	10,659	10,526	10,265	10,136	10,055	9,991	10,000
Average Annual Return, Percent	4.91%	2.01%	1.52%
C000008626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 22,148	$ 22,148	$ 22,148	19,774	16,951	24,526	24,149	15,528	11,335	11,836	9,366	9,179	10,000
Average Annual Return, Percent	12.00%	7.36%	8.28%
C000008627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 21,589	$ 21,589	$ 21,589	19,343	16,609	24,097	23,787	15,344	11,218	11,748	9,320	9,155	10,000
Average Annual Return, Percent	11.61%	7.07%	8.00%
C000008628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 26,975	$ 26,975	$ 26,975	24,806	23,029	24,276	19,424	17,331	13,208	13,226	11,036	10,274	10,000
Average Annual Return, Percent	8.74%	9.25%	10.43%
C000008629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 26,308	$ 26,308	$ 26,308	24,253	22,571	23,852	19,133	17,115	13,076	13,126	10,980	10,248	10,000
Average Annual Return, Percent	8.47%	8.98%	10.16%
C000008630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 12,159	$ 12,159	$ 12,159	11,882	11,108	12,948	13,072	11,990	10,836	10,924	10,388	9,941	10,000
Average Annual Return, Percent	2.33%	0.28%	1.97%
C000008631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 11,856	$ 11,856	$ 11,856	11,615	10,888	12,721	12,873	11,842	10,734	10,833	10,337	9,919	10,000
Average Annual Return, Percent	2.07%	0.02%	1.72%
C000008634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 33,048	$ 33,048	$ 33,048	26,361	21,742	26,828	21,374	18,107	13,501	13,775	11,299	10,683	10,000
Average Annual Return, Percent	25.37%	12.79%	12.70%
C000008635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 32,246	$ 32,246	$ 32,246	25,776	21,312	26,376	21,066	17,886	13,372	13,677	11,244	10,659	10,000
Average Annual Return, Percent	25.10%	12.51%	12.42%
C000221440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IC
Account Value	$ 31,445	$ 31,445	$ 31,445	25,204	20,890	25,916	20,746	17,662	13,234	13,571	11,187	10,630	10,000
Average Annual Return, Percent	24.76%	12.23%	12.14%
C000008636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 27,271	$ 27,271	$ 27,271	24,205	21,200	23,280	17,637	16,365	12,725	13,440	11,356	9,884	10,000
Average Annual Return, Percent	12.67%	10.75%	10.55%
C000008637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 26,607	$ 26,607	$ 26,607	23,667	20,780	22,873	17,371	16,167	12,600	13,342	11,297	9,859	10,000
Average Annual Return, Percent	12.42%	10.48%	10.28%
C000249287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 21,370	$ 21,370	$ 21,370	18,891	15,952	22,297	21,436	16,093	11,849	13,419	11,176	9,945	10,000
Average Annual Return, Percent	13.12%	5.84%	7.89%
C000249288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 20,844	$ 20,844	$ 20,844	18,472	15,643	21,911	21,117	15,890	11,732	13,315	11,119	9,921	10,000
Average Annual Return, Percent	12.84%	5.58%	7.62%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,985	$ 15,985	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%
Russell 3000 S000003215 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Russell 3000 S000003220 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 3000 S000084804 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,832	$ 22,832	$ 22,832	19,811	16,825	19,863	17,143	14,925	12,213	12,514	10,955	10,113	10,000
Average Annual Return, Percent	15.25%	8.88%	8.61%
Bloomberg US Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Bond Index
Account Value	$ 11,600	$ 11,600	$ 11,600	11,465	10,845	12,548	12,772	11,725	10,688	10,732	10,320	10,015	10,000
Average Annual Return, Percent	1.18%	(0.21%)	1.50%
ICE BofA US 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,914	$ 11,914	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
Average Annual Return, Percent	5.25%	2.46%	1.77%
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Account Value	$ 24,076	$ 24,076	$ 24,076	23,418	22,977	23,764	19,035	16,618	13,748	12,884	10,521	10,741	10,000
Average Annual Return, Percent	2.81%	7.70%	9.18%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	$ 29,803	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Average Annual Return, Percent	22.10%	11.47%	11.54%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,196	$ 25,196	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782	10,000
Average Annual Return, Percent	13.93%	10.34%	9.68%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	23.81%	13.86%	12.55%
Bloomberg Short Treasury 9 12 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury 9-12 Month Index
Account Value	$ 11,911	$ 11,911	$ 11,911	11,339	10,797	10,841	10,841	10,661	10,362	10,168	10,099	10,020	10,000
Average Annual Return, Percent	5.05%	2.24%	1.76%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	$ 21,772	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	$ 22,580	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000
Average Annual Return, Percent	14.37%	8.68%	8.49%